Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Property, Plant And Equipment

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Gross carrying amount:
Servers, computers and equipment	13,807	14,615
Furniture, fixtures and office equipment	2,209	11,031
Leasehold improvements	5,488	5,548
Motor vehicles	614	614
Total of gross carrying amount	22,118	31,808
Less: accumulated depreciation	(6,217)	(14,891)
Property and equipment, net	15,901	16,917